UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Quarter Ended:  December 31, 2000

Check here if Amendment (   ); Amendment Number:
This Amendment (Check only one):  (   ) is a restatement.
                                           (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Financial Institutions Retirement Fund
Address:  108 Corporate Park Drive, Fl 4
                 White Plains, New York 10604-3805

13F File Number:  28-1622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is a true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Mr. Horace J. Caulkins
Title:  Senior Vice-President and Chief Investment Officer
Phone:  (914) 694-1300
Signature  _________________________
Signed at: White Plains, New York on January 18, 2001.

Report Type:  13F Holding Report

List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES & EXCHANGE COMMISSION OF 1934.



Page 1







FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $ 40,807,000












































                                        Page 2

FINANCIAL INSTITUTIONS RETIREMENT FUND                31-Dec- 2000
(13F):  CORE EQUITY AND INHOUSE EQUITY ACCOUNTS      FINAL FILING*
                                ITEM4  ITEM5   PRIN  ITEM6     ITEM8
  ITEM1         ITEM2   ITEM3  FRMKT V  SHS    AMT    INV  ITEMVOTING
  ISSUER   TICK CLASS   CUSIP  ($,000)(,000) ($,000) DISCR MGT  AUTH
---------------------------------------------------------------------
NDX NOTE T|      BD   6288969A218,613 25,000  25,000  SOLE  -   SOLE
NASDQ-100 |      BD   628908AA319,746 25,000  25,000  SOLE  -   SOLE
OTC S & P |      COM  S67142340 1,515     17   1,365  SOLE  -   SOLE
HIBERNIA F|HIBN  COM  428660104   134     25     162  SOLE  -   SOLE
PMCC FINL |PFC   COM  693429102     0     29     207  SOLE  -   SOLE
PLAYA MINL|    CONV NT72811F989    80     55      80  SOLE  -   SOLE
REMEDIATIO|      COM  759547995     0     13       0  SOLE  -   SOLE
STANDARD A|AJX*CONV PF853097202    38     13     135  SOLE  -   SOLE
TECHNOLOGY|TFF   COM  87869A104    15     15      29  SOLE  -   SOLE
VERTEX INT|VETX  COM  925322109   106     17     176  SOLE  -   SOLE
WEBLINK WI|WLNK  COM  94769A101    34     10      88  SOLE  -   SOLE
THE JAGUAR|      COM  S86249360     0      0      24  SOLE  -   SOLE
THE JAGUAR|      COM  S86249400     0      0      44  SOLE  -   SOLE
THE JAGUAR|      COM  S86249430   176      0      37  SOLE  -   SOLE
THE JAGUAR|      COM  S86249450     0      0       8  SOLE  -   SOLE
THE JAGUAR|      COM  S86249580     0      0      81  SOLE  -   SOLE
FUTUREONE |    CONV NT36114M9A8    50     50      50  SOLE  -   SOLE
PLAYA MINL|    CONV NT72811F9A4    50     50      50  SOLE  -   SOLE
REMEDIATIO|    CONV NT7595479A2   250    250     250  SOLE  -   SOLE
                               ----------------------
                               40,807 50,544  52,787

*Final Filing. Total Market Value has fallen below SEC filing requirement for three consecutive quarters since June 2000.
This portfolio is under liquidation.